Other Non-Current Assets (Tables)	6 Months Ended
Jun. 30, 2020
Other Non-Current Assets
Schedule of other non-current assets

	December 31, 2019	June 30, 2020
Various guarantees	388	375
Other long-term assets	1,613	3,675
Cash collaterals on swaps	22,220	38,392
Total	24,221	42,442